INCOME TAXES	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Notes to Financial Statements
INCOME TAXES

NOTE 13– INCOME TAXES

On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the “Act”) resulting in significant modifications to existing law. The Company has completed the accounting for the effects of the Act. The Company’s financial statements for the year ended August 31, 2019 reflect certain effects of the Act which includes a reduction in the corporate tax rate from 35% to 21% as well as other changes.

Components of net deferred tax assets, including a valuation allowance, are as follows as of May 31, 2020 and August 31, 2019:

	May 31,	August 31,
	2020	2019
Deferred tax asset attributable to:
Net operating loss carry over	$288,740	$201,056
Less: valuation allowance	(288,740)	(201,056)
Net deferred tax asset	$—	$—

The valuation allowance for deferred tax assets was $288,740 as of May 31, 2020 and $201,056 as of August 31, 2019. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not the deferred tax assets would not be realized as of May 31, 2020 and August 31, 2019.

Reconciliation between the statutory rate and the effective tax rate is as follows for the nine months ended May 31, 2020 and May 31, 2019:

	Nine months ended
	May 31,
	2020	2019
Federal statutory tax rate	21%	21%
Change in valuation allowance	(21%)	(21%)
Effective tax rate	0%	0%

The Company’s fully owned subsidiary App Board Limited registered and located in Hong Kong. It is governed by the income tax law of the Hong Kong and is subject to a tax rate of 16.5%.

During the nine months ended May 31, 2020 and May 31, 2019, the Company and its subsidiary have incurred a loss of (731,205) and ($599,444), respectively. As a result, the Company and its subsidiary did not incur any income tax during the nine months ended May 31, 2020 and May 31, 2019.

On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the “Act”) resulting in significant modifications to existing law. The Company has completed the accounting for the effects of the Act. The Company’s financial statements for the year ended August 31, 2019 reflect certain effects of the Act which includes a reduction in the corporate tax rate from 35% to 21% as well as other changes.

Components of net deferred tax assets, including a valuation allowance, are as follows as of August 31, 2019 and August 31, 2018:

	August 31,
	2019	2018
Deferred tax asset attributable to:
Net operating loss carry over	$201,056	$149,948
Less: valuation allowance	(201,056)	(149,948)
Net deferred tax asset	$—	$—

The valuation allowance for deferred tax assets was $201,056 as of August 31, 2019 and $149,948 as of August 31, 2018. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not the deferred tax assets would not be realized as of August 31, 2019 and August 31, 2018.

Reconciliation between the statutory rate and the effective tax rate is as follows at August 31, 2019 and August 31, 2018:

	2019	2018
Federal statutory tax rate	21%	21%
Change in valuation allowance	(21%)	(21%)
Effective tax rate	0%	0%

The Company’s fully owned subsidiary App Board Limited registered and located in Hong Kong. It is governed by the income tax law of the Hong Kong and is subject to a tax rate of 16.5%.

During the years ended August 31, 2019 and 2018, the Company and its subsidiary have incurred a loss of ($404,635) and ($1,111,950), respectively. As a result, the Company and its subsidiary did not incur any income tax during the years ended August 31, 2019 and 2018.